MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 100.9%
	EQUITY - 100.9%
2,387,000	ARK Genomic Revolution ETF(a)(b)				$ 64,329,650
2,905,755	Communication Services Select Sector SPDR Fund(c)				249,284,721
572,090	Health Care Select Sector SPDR Fund				85,601,827
552,420	Invesco QQQ Trust Series 1				260,228,489
583,110	iShares Biotechnology ETF(b)				86,282,787
726,330	iShares Core S&P Small-Cap ETF				85,953,892
901,305	iShares Expanded Tech-Software Sector ETF(a)(b)(c)				76,268,429
2,973,520	iShares S&P Mid-Cap 400 Growth ETF				273,117,813
2,557,500	SPDR S&P Regional Banking ETF(b)				149,051,100
880,530	Technology Select Sector SPDR Fund(c)				192,659,964
51,150	VanEck Oil Services ETF(b)				17,256,476
694,620	VanEck Semiconductor ETF(b)				171,564,194
725,835	Vanguard Energy ETF				94,844,859
					1,806,444,201
	FIXED INCOME - 0.0%(d)
150	SPDR Bloomberg 1-3 Month T-Bill ETF				13,770

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,330,497,751)				1,806,457,971

	SHORT-TERM INVESTMENTS — 20.1%
	COLLATERAL FOR SECURITIES LOANED - 20.1%
360,403,685	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.26% (Cost $360,403,685)(e)(f)				360,403,685

	TOTAL INVESTMENTS - 121.0% (Cost $1,690,901,436)				$ 2,166,861,656
	CALL OPTIONS WRITTEN - (1.5)% (Premiums received - $24,280,776)				(26,481,443)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.5)%				(349,307,392)
	NET ASSETS - 100.0%				$ 1,791,072,821

Contracts(g)
	WRITTEN INDEX OPTIONS - (0.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.8)%
525	S&P 500 Index	08/30/2024	$ 5,300	$ 278,250,000	$ 14,314,125
	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $6,717,696)

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024
Contracts(g)
	WRITTEN EQUITY OPTIONS - (0.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.7)%
492	VanEck Oil Services ETF	10/18/2024	$ 315	$ 15,498,000	$ 1,643,280
3,365	VanEck Semiconductor ETF	12/20/2024	235	79,077,500	10,524,038
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $17,563,080)				12,167,318

	TOTAL CALL OPTIONS WRITTEN (Premiums received - $24,280,776)				$ 26,481,443

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2024 was $359,839,608.
(c)	All or a portion of the security is held as collateral for written options. As of July 31, 2024, the fair value of the securities held as collateral was $159,375,500.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2024.
(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $360,403,685 at July 31, 2024.
(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 0.6%
69,331	Jumia Technologies A.G. - ADR(a)	$ 837,518

	AEROSPACE & DEFENSE - 3.3%
193,192	Archer Aviation, Inc., Class A(a)	805,611
76,342	Kratos Defense & Security Solutions, Inc.(a)	1,720,749
162,032	Rocket Lab USA, Inc.(a)	849,048
779	TransDigm Group, Inc.	1,008,197
		4,383,605
	ASSET MANAGEMENT - 2.0%
80,237	Robinhood Markets, Inc.(a)	1,650,474
77,900	WisdomTree, Inc.	930,126
		2,580,600
	AUTOMOTIVE - 2.6%
245,385	Lucid Group, Inc.(a)	863,755
509,466	Luminar Technologies, Inc.(a)	845,714
199,424	NIO, Inc. - ADR(a)	885,443
52,193	Rivian Automotive, Inc.(a)	856,487
		3,451,399
	BIOTECH & PHARMA - 5.4%
6,232	Ascendis Pharma A/S - ADR(a)	831,972
14,801	CRISPR Therapeutics A.G.(a)	847,948
779	Eli Lilly & Company	626,526
197,866	Geron Corporation(a)	937,884
3,895	Krystal Biotech, Inc.(a)	811,952
32,718	Rocket Pharmaceuticals, Inc.(a)	791,776
5,453	Sarepta Therapeutics, Inc.(a)	775,635
23,370	SpringWorks Therapeutics, Inc.(a)	839,217
2,337	United Therapeutics Corporation(a)	732,159
		7,195,069
	CONSTRUCTION MATERIALS - 0.7%
2,337	Carlisle Companies, Inc.	978,221

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	E-COMMERCE DISCRETIONARY - 0.6%
6,232	PDD Holdings, Inc. - ADR(a)	$ 803,242

	ELECTRIC UTILITIES - 0.7%
128,535	Centrais Eletricas Brasileiras S.A. - ADR	901,030

	ELECTRICAL EQUIPMENT - 3.2%
14,022	Amphenol Corporation, Class A	901,055
3,895	Badger Meter, Inc.	802,993
58,425	Bloom Energy Corporation, Class A(a)	791,075
197,866	Hesai Group - ADR(a)	878,525
10,906	Veritiv Holdings Company	858,302
		4,231,950
	ENGINEERING & CONSTRUCTION - 0.6%
2,337	EMCOR Group, Inc.	877,403

	ENTERTAINMENT CONTENT - 3.9%
22,591	AppLovin Corporation, Class A(a)	1,741,766
58,425	Bilibili, Inc. - ADR(a)	885,139
6,232	Electronic Arts, Inc.	940,658
200,203	HUYA, Inc. - ADR	852,865
5,453	Take-Two Interactive Software, Inc.(a)	820,840
		5,241,268
	HEALTH CARE FACILITIES & SERVICES - 1.2%
10,906	HealthEquity, Inc.(a)	855,903
14,022	RadNet, Inc.(a)	837,815
		1,693,718
	INDUSTRIAL SUPPORT SERVICES - 0.6%
5,453	Herc Holdings, Inc.	849,796

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
7,011	Interactive Brokers Group, Inc.	836,202
5,453	Intercontinental Exchange, Inc.	826,457
		1,662,659

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INSURANCE - 0.5%
37,392	Lemonade, Inc.(a)	$ 674,178

	INTERNET MEDIA & SERVICES - 5.3%
6,232	Airbnb, Inc., Class A(a)	869,738
4,674	Alphabet, Inc., Class C	809,303
69,331	Lyft, Inc.(a)	835,439
160,474	Marqeta, Inc.(a)	864,955
7,790	Meta Platforms, Inc., Class A	3,698,925
		7,078,360
	LEISURE FACILITIES & SERVICES - 2.0%
24,149	DraftKings, Inc.(a)	892,305
129,314	Genius Sports Ltd.(a)	883,215
8,569	Light & Wonder, Inc.(a)	918,596
		2,694,116
	MACHINERY - 0.9%
45,182	Symbotic, Inc.(a)	1,211,329

	MEDICAL EQUIPMENT & DEVICES - 2.5%
13,243	Bruker Corporation	907,278
45,182	CareDx, Inc.(a)	903,188
13,243	PROCEPT BioRobotics Corporation(a)	838,547
2,337	Stryker Corporation	765,251
		3,414,264
	REAL ESTATE INVESTMENT TRUSTS - 1.2%
7,011	Alexandria Real Estate Equities, Inc.	822,320
5,453	Digital Realty Trust, Inc.	815,169
		1,637,489
	RENEWABLE ENERGY - 3.8%
34,276	American Superconductor Corporation(a)	828,108
52,193	Cleanspark, Inc.(a)	835,088
7,011	Enphase Energy, Inc.(a)	807,036
3,895	First Solar, Inc.(a)	841,281
54,530	Fluence Energy, Inc.(a)	893,201

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RENEWABLE ENERGY - 3.8% (Continued)
365,351	Plug Power, Inc.(a)	$ 902,418
		5,107,132
	RETAIL - CONSUMER STAPLES - 0.6%
36,613	Hims & Hers Health, Inc.(a)	777,660

	SEMICONDUCTORS - 22.1%
3,895	Applied Materials, Inc.	826,519
17,138	ARM Holdings PLC - ADR(a)	2,470,785
17,917	Astera Labs, Inc.(a)	785,481
11,685	Broadcom, Inc.	1,877,546
16,359	FormFactor, Inc.(a)	876,188
2,337	KLA Corporation	1,923,515
779	Lam Research Corporation	717,646
23,370	Micron Technology, Inc.	2,566,493
14,022	MKS Instruments, Inc.	1,765,370
47,519	NVIDIA Corporation	5,560,673
12,464	ON Semiconductor Corporation(a)	975,308
4,674	Onto Innovation, Inc.(a)	894,136
50,635	STMicroelectronics N.V.	1,709,438
26,486	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,391,379
13,243	Texas Instruments, Inc.	2,699,056
		30,039,533
	SOFTWARE - 17.0%
48,298	ACV Auctions, Inc.(a)	824,930
5,453	ANSYS, Inc.(a)	1,710,224
3,116	Appfolio, Inc., Class A(a)	690,132
272,650	Blend Labs, Inc.(a)	755,241
34,276	Confluent, Inc., Class A(a)	857,586
31,939	GigaCloud Technology, Inc.(a)	939,965
49,077	Global-e Online Ltd.(a)	1,684,323
12,464	Ibotta, Inc.(a)	838,079
214,225	IonQ, Inc.(a)	1,745,934
6,232	Kaspi.KZ JSC - ADR	810,970
31,939	Klaviyo, Inc.(a)	836,802

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 17.0% (Continued)
81,016	Mobileye Global, Inc., Class A(a)	$ 1,701,336
17,138	Nutanix, Inc., Class A(a)	865,640
21,033	Oddity Tech Ltd.(a)	850,680
5,453	Paycom Software, Inc.	909,506
5,453	Paylocity Holding Corporation(a)	818,332
42,066	Paymentus Holdings, Inc.(a)	889,696
38,171	PubMatic, Inc., Class A(a)	838,235
6,232	Qualys, Inc.(a)	929,440
22,591	Sprout Social, Inc., Class A(a)	882,630
129,314	VTEX(a)	837,955
11,685	Workiva, Inc.(a)	862,002
17,138	Ziff Davis, Inc.(a)	820,567
		22,900,205
	SPECIALTY FINANCE - 1.3%
191,634	Applied Digital Corporation(a)	931,342
46,740	Flywire Corporation(a)	855,809
		1,787,151
	TECHNOLOGY HARDWARE - 4.0%
105,944	Corsair Gaming, Inc.(a)	869,800
10,906	Dolby Laboratories, Inc., Class A	858,957
7,011	NetApp, Inc.	890,257
14,801	Pure Storage, Inc., Class A(a)	887,024
1,558	Super Micro Computer, Inc.(a)	1,093,170
12,464	Western Digital Corporation(a)	835,711
		5,434,919
	TECHNOLOGY SERVICES - 8.8%
64,657	Affirm Holdings, Inc.(a)	1,829,148
5,453	Booz Allen Hamilton Holding Corporation	781,469
7,011	Coinbase Global, Inc., Class A(a)	1,572,988
90,364	Core Scientific, Inc.(a)	881,049
3,116	Corpay, Inc.(a)	909,311
111,397	Dlocal Ltd./Uruguay(a)	855,529
24,928	EVERTEC, Inc.	859,268
90,364	Iris Energy Ltd.(a)	909,965

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TECHNOLOGY SERVICES - 8.8% (Continued)
138,662	Open Lending Corporation(a)	$ 873,571
64,657	Pagseguro Digital Ltd., Class A(a)	826,316
12,464	Shift4 Payments, Inc.(a)	857,399
187,739	Terawulf, Inc.(a)	780,994
		11,937,007
	TELECOMMUNICATIONS - 0.6%
30,381	Iridium Communications, Inc.	871,935

	TRANSPORTATION & LOGISTICS - 0.7%
3,895	Union Pacific Corporation	961,013

	WHOLESALE - DISCRETIONARY - 0.7%
17,138	Copart, Inc.(a)	896,832

	TOTAL COMMON STOCKS (Cost $133,039,418)	133,110,601

	TOTAL INVESTMENTS - 98.6% (Cost $133,039,418)	$ 133,110,601
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	1,891,954
	NET ASSETS - 100.0%	$ 135,002,555

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.6%
	EQUITY - 95.6%
298,110	ARK Israel Innovative Technology ETF(a),(b)	$ 5,983,068
716,360	Franklin FTSE China ETF(b)	11,704,320
128,020	Franklin FTSE Germany ETF(b)	3,122,037
235,350	Franklin FTSE India ETF	9,694,067
624,995	Franklin FTSE Japan ETF	18,762,349
544,095	Franklin FTSE South Korea ETF(b)	11,931,404
243,195	Franklin FTSE Taiwan ETF	11,571,583
285,710	iShares MSCI Germany ETF(c)	8,888,438
52,300	iShares MSCI India Small-Cap ETF(c)	4,390,585
94,140	iShares MSCI Israel ETF(c)	5,848,608
62,760	iShares MSCI Japan Small-Cap ETF(c)	4,766,007
243,195	iShares MSCI Netherlands ETF	12,021,128
251,075	iShares MSCI Poland ETF(c)	5,990,650
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,365,513)	114,674,244

	SHORT-TERM INVESTMENTS — 4.6%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
5,509,388	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.26% (Cost $5,509,388)(d),(e)	5,509,388

	TOTAL INVESTMENTS - 100.2% (Cost $110,874,901)	$ 120,183,632
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(267,602)
	NET ASSETS - 100.0%	$ 119,916,030

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2024 was $5,439,295.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $5,509,388 at July 31, 2024.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2024.